Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment.
Schedule of property plant and equipment, net of related accumulated depreciation and impairment.

	For the year ended December 31, 2025
				Property, Plant		Other Items of	Other Items	Other Items
			Other Fixtures,	and Equipment		Property,	of Leased	of Leased
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant and	Land and	Plant and
	Buildings	Machinery	Furniture	Construction	Reserves	Equipment	Buildings	machinery	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Acquisition cost:
Balance at January 1, 2025	226,048	1,214,411	17,477	66,032	69,714	29,712	28,436	51,524	1,703,354
Additions	38	545	521	66,987	—	516	7,173	7,635	83,415
Disposals and other	(2,116)	(47,295)	(775)	(57)	—	(37)	(3,562)	(4,727)	(58,569)
Transfers from/(to) other accounts	2,032	75,586	289	(78,529)	(3,377)	3,357	—	—	(642)
Exchange differences	22,841	93,792	2,177	5,333	365	1,247	2,812	4,065	132,632
Balance at December 31, 2025	248,843	1,337,039	19,689	59,766	66,702	34,795	34,859	58,497	1,860,190

Accumulated depreciation (Note 27.6):
Balance at January 1, 2025	(133,167)	(801,564)	(5,993)	—	(3,051)	(10,146)	(14,082)	(32,204)	(1,000,207)
Depreciation and amortization for the period	(2,934)	(68,832)	(273)	—	(525)	(166)	(2,633)	(7,672)	(83,035)
Disposals and other	2,116	33,455	255	—	—	37	3,562	4,097	43,522
Transfers from/(to) other accounts	64	195	(68)	—	—	—	—	(111)	80
Exchange differences	(11,768)	(70,610)	(724)	—	—	(1,068)	(1,304)	(2,608)	(88,082)
Balance at December 31, 2025	(145,689)	(907,356)	(6,803)	—	(3,576)	(11,343)	(14,457)	(38,498)	(1,127,722)

Impairment (Note 27.8):
Balance at January 1, 2025	(34,319)	(136,491)	(2,928)	(22,070)	—	(18,536)	(827)	(781)	(215,951)
Impairment gain (losses) for the period	(6,460)	(13,547)	(830)	(6,680)	—	—	—	(385)	(27,902)
Disposals and other	—	14,078	384	—	—	—	—	630	15,092
Transfers from/(to) other accounts	—	(19,011)	—	19,011	—	—	—	—	—
Exchange differences	(2,104)	(12,054)	(402)	(2,400)	—	(6)	—	(63)	(17,029)
Balance at December 31, 2025	(42,883)	(167,025)	(3,776)	(12,139)	—	(18,542)	(827)	(599)	(245,790)

Carrying amount at December 31, 2025	60,271	262,658	9,110	47,627	63,126	4,910	19,575	19,401	486,678

	For the year ended 31 December 2024
				Property, Plant		Other Items of	Other Items	Other Items
			Other Fixtures,	and Equipment		Property,	of Leased	of Leased
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant and	Land and	Plant and
	Buildings	Machinery	Furniture	Construction	Reserves	Equipment	Buildings	machinery	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Acquisition cost:
Balance at January 1, 2024	181,037	1,197,462	7,205	145,206	67,091	33,706	26,071	41,314	1,699,092
Additions	65	3,415	5,693	76,097	—	150	3,850	13,201	102,471
Disposals and other	(97)	(28,173)	(993)	—	—	—	(267)	(4,579)	(34,109)
Transfers from/(to) other accounts	51,924	87,623	6,369	(148,021)	2,700	(3,813)	—	3,218	—
Exchange differences	(6,881)	(45,916)	(797)	(7,250)	(77)	(331)	(1,218)	(1,630)	(64,100)
Balance at December 31, 2025	226,048	1,214,411	17,477	66,032	69,714	29,712	28,436	51,524	1,703,354

Accumulated depreciation (Note 27.6):
Balance at January 1, 2024	(119,009)	(821,272)	(1,149)	—	(2,840)	(10,317)	(12,296)	(30,244)	(997,127)
Depreciation and amortization for the period	(3,003)	(60,411)	(389)	—	(211)	(182)	(2,582)	(8,211)	(74,989)
Disposals and other	101	25,847	165	—	—	—	267	4,579	30,959
Transfers from/(to) other accounts	(15,742)	20,285	(4,981)	—	—	—	—	438	—
Exchange differences	4,486	33,987	361	—	—	353	529	1,234	40,950
Balance at December 31, 2024	(133,167)	(801,564)	(5,993)	—	(3,051)	(10,146)	(14,082)	(32,204)	(1,000,207)

Impairment (Note 27.8):
Balance at January 1, 2024	(22,680)	(77,617)	(2,752)	(78,150)	—	(18,542)	(827)	—	(200,568)
Impairment gain (losses) for the period	(888)	(18,105)	(1,352)	(3,784)	—	—	—	(811)	(24,940)
Disposals and other	—	1,342	—	—	—	—	—	—	1,342
Transfers from/(to) other accounts	(11,166)	(45,529)	877	55,817	—	—	—	—	—
Exchange differences	415	3,418	299	4,047	—	6	—	30	8,215
Balance at December 31, 2024	(34,319)	(136,491)	(2,928)	(22,070)	—	(18,536)	(827)	(781)	(215,951)

Carrying amount at December 31, 2024	58,562	276,356	8,556	43,962	66,663	1,030	13,527	18,539	487,196

Schedule of significant assumptions

	Post-Tax	Long-Term	EBITDA
	Discount Rate	Growth Rate	Margin[1]
CGU
Alloy	10.27%	2.21%	(10.8%)-31.9%
(1) EBITDA Margin is determined as EBITDA divided by sales
Schedule of impairment write downs / (reversals)

		2025	2024	2023
CGU	Segment	US$’000	US$’000	US$’000
Selma	Noth America Silicon Metal	—	—	21,008
Alloy	Noth America Silicon Metal	9,512	2,479	—
Boo	Europe Manganese	5,541	—	1,570
Cee-Dumbria	Europe Silicon Alloys	1,808	3,646	3,619
Polokwane	South Africa Silicon Metal	372	12,953	—
Puertollano	Other Segments	—	5,862	—
Monzon	Europe Manganese	2,130	—	—
Pierrefitte	Europe Silicon Alloys	8,539	—	—
Others	Other Segments	—	—	(429)
Total		27,902	24,940	25,768

Schedule Of Sensitivity Changes In Assumptions [Text Block]

		Excess of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		EBITDA
	Carrying	value over	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Value	carrying value	by 10%	by 10%	by 10%	by 10%	by 10%	by 10%
CGU
Dunkirk	18,141	1,896	11,676	(8,911)	1,574	(1,661)	(23,174)	23,174

		Excess of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		EBITDA
	Carrying	value over	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Value	carrying value	by 10%	by 10%	by 10%	by 10%	by 10%	by 10%
CGU
Alloy	70,574	(2,479)	16,334	(12,761)	760	(806)	(28,191)	28,191

Schedule of changes in sensitivity assumptions

		Shortfall of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		EBITDA
	Carrying	value versus	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Value	carrying value	by 10%	by 10%	by 10%	by 10%	by 15%	by 15%
CGU
Alloy	53,704	(9,512)	11,072	(8,850)	1,947	(1,712)	(31,459)	31,333